6. Stockholders Equity	4 Months Ended
Sep. 30, 2014
Stockholders' Equity (Deficit)
6. Stockholders Equity	Common Stock As of September 30, 2014 the Company had 48,500,000 shares of common stock issued and outstanding all of which were issued to founder as described in Note 5.